Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

March 31, 2011

Dates Covered
Collections Period	02/01/11 - 03/31/11
Interest Accrual Period	03/10/11 - 04/14/11
30/360 Days	35
Actual/360 Days	36
Distribution Date	04/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/10/11	825,986,066.35	50,540
Yield Supplement Overcollateralization Amount at 03/10/11	39,093,600.33	0

Receivables Balance at 03/10/11	865,079,666.68	50,540
Principal Payments	47,220,924.56	1,339
Defaulted Receivables	306,372.75	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/11	36,332,695.79	0

Pool Balance at 03/31/11	781,219,673.58	49,186

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,004,384.08	327
Past Due 61-90 days	578,812.16	35
Past Due 91 + days	0.00	0

Total	4,583,196.24	362

Total 31+ Delinquent as % Ending Pool Balance	0.59%

Recoveries	106,010.71

Aggregate Net Losses - March 2011	200,362.04

Overcollateralization Target Amount	46,873,180.41
Actual Overcollateralization	33,148,062.92

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.21%
Weighted Average Remaining Term	55.98

Flow of Funds	$ Amount

Collections	52,822,257.57
Advances	41,809.71
Investment Earnings on Cash Accounts	4,211.54
Servicing Fee	(1,441,799.44)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	51,426,479.38

Distributions of Available Funds
(1) Class A Interest	656,142.74
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	55,195.76
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	58,751.54
(6) Third Priority Principal Distributable Amount	17,508,326.42
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	33,148,062.92
(9) Distribution to Certificateholders	0.00
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	51,426,479.38

Servicing Fee	1,441,799.44
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Original Note Balance	798,728,000.00
Principal Paid	50,656,389.34
Note Balance @ 04/15/11	748,071,610.66

Class A-1
Original Note Balance	201,000,000.00
Principal Paid	50,656,389.34
Note Balance @ 04/15/11	150,343,610.66
Note Factor @ 04/15/11	74.7978162%

Class A-2
Original Note Balance	208,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	208,000,000.00
Note Factor @ 04/15/11	100.0000000%

Class A-3
Original Note Balance	213,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	213,000,000.00
Note Factor @ 04/15/11	100.0000000%

Class A-4
Original Note Balance	127,995,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	127,995,000.00
Note Factor @ 04/15/11	100.0000000%

Class B
Original Note Balance	24,366,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	24,366,000.00
Note Factor @ 04/15/11	100.0000000%

Class C
Original Note Balance	24,367,000.00
Principal Paid	0.00
Note Balance @ 04/15/11	24,367,000.00
Note Factor @ 04/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	770,090.04
Total Principal Paid	50,656,389.34

Total Paid	51,426,479.38

Class A-1
Coupon	0.29442%
Interest Paid	59,178.42
Principal Paid	50,656,389.34

Total Paid to A-1 Holders	50,715,567.76

Class A-2
Coupon	0.64000%
Interest Paid	129,422.22
Principal Paid	0.00

Total Paid to A-2 Holders	129,422.22

Class A-3
Coupon	1.11000%
Interest Paid	229,862.50
Principal Paid	0.00

Total Paid to A-3 Holders	229,862.50

Class A-4
Coupon	1.91000%
Interest Paid	237,679.60
Principal Paid	0.00

Total Paid to A-4 Holders	237,679.60

Class B
Coupon	2.33000%
Interest Paid	55,195.76
Principal Paid	0.00

Total Paid to B Holders	55,195.76

Class C
Coupon	2.48000%
Interest Paid	58,751.54
Principal Paid	0.00

Total Paid to C Holders	58,751.54

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9641455
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	63.4213266

Total Distribution Amount	64.3854721

A-1 Interest Distribution Amount	0.2944200
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	252.0218375

Total A-1 Distribution Amount	252.3162575

A-2 Interest Distribution Amount	0.6222222
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.6222222

A-3 Interest Distribution Amount	1.0791667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.0791667

A-4 Interest Distribution Amount	1.8569444
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8569444

B Interest Distribution Amount	2.2652778
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.2652778

C Interest Distribution Amount	2.4111109
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.4111109

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	345.63
Noteholders’ Principal Distributable Amount	654.37

Account Balances	$ Amount

Advances
Balance as of 03/10/11	0.00
Balance as of 03/31/11	41,809.71
Change	41,809.71

Reserve Account
Balance as of 03/10/11	2,064,965.17
Investment Earnings	193.10
Investment Earnings Paid	(193.10)
Deposit/(Withdrawal)	—
Balance as of 04/15/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17